Concentration of Revenues and Cost of Revenue	6 Months Ended
Jun. 30, 2026
Concentration of Revenues and Cost of Revenue [Abstract]
CONCENTRATION OF REVENUES AND COST OF REVENUE

NOTE 3 – CONCENTRATION OF REVENUES AND COST OF REVENUE

Concentration of major customers and suppliers:

	For the six months ended June 30,
	2025		2026
Major customers representing more than 10% of the Company’s revenues
Customer A	$12,873,417	55.52%	$3,344,960	12.61%
Customer B	—	0.00%	8,224,869	31.00%
Customer C	—	0.00%	3,360,236	12.66%
Total Revenues	$12,873,417	55.52%	$14,930,065	56.27%

Revenues from the Company’s major customers accounted for 55.52% and 56.27% of total revenues balances for the six months ended June 30, 2025 and 2026, respectively.

	As of December 31,		As of June 30,
	2025		2026
Major customers of the Company’s accounts receivable
Customer A	$3,571,102	34.56%	$1,242,762	13.71%
Customer B	2,737,837	26.50%	2,408,822	26.56%
Customer C	—	0.00%	1,381,078	15.23%
Total	$6,308,939	61.06%	$5,032,662	55.50%

Accounts receivable from the Company’s major customers accounted for 61.06% and 55.50% of total accounts receivable balances as of December 31, 2025 and June 30, 2026, respectively.

	For the six months ended June 30,
	2025		2026
Major suppliers of the Company’s cost of revenue
Supplier A	$2,931,950	12.76%	$1,305,725	4.95%
Supplier B	4,418,879	19.23%	5,064,054	19.18%
Total Cost of Revenue	$7,350,829	31.99%	$6,369,779	24.13%

Cost of revenue from the Company’s major suppliers accounted for 31.99% and 24.13% of total cost of revenue balances for the six months ended June 30, 2025 and 2026, respectively.

	As of December 31,		As of June 30,
	2025		2026
Major suppliers of the Company’s accounts payable
Supplier A	$1,085,894	10.52%	$401,654	5.93%
Supplier B	824,737	7.99%	934,738	13.81%
Supplier C	311,301	3.02%	217,031	3.21%
Supplier D	541,009	5.24%	221,268	3.27%
Total	$2,762,941	26.77%	$1,774,691	26.22%

Accounts payable from the Company’s major suppliers accounted for 26.77% and 26.22% of total accounts payable balances as of December 31, 2025 and June 30, 2026, respectively.